Statement of Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2010				$ 133,222	$ 10,145
Net income	9,050			9,050
Change in unrealized net capital gains and losses	3,411				3,411
Balance at Dec. 31, 2011	338,328	2,500	180,000	142,272	13,556
Net income	7,943			7,943
Change in unrealized net capital gains and losses	247				247
Balance at Dec. 31, 2012	346,518	2,500	180,000	150,215	13,803
Net income	7,110			7,110
Change in unrealized net capital gains and losses	(9,933)				(9,933)
Balance at Dec. 31, 2013	$ 343,695	$ 2,500	$ 180,000	$ 157,325	$ 3,870